Note 14 - Income Taxes (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Preferential Tax Rate [Member] eFuture Beijing [Member]	Dec. 31, 2014 Preferential Tax Rate [Member]	Dec. 31, 2014 Weidian [Member]	Dec. 31, 2012 Weidian [Member]	Dec. 31, 2013 Changshengtiandi [Member]	Dec. 31, 2014 eFuture Hainan [Member]	Dec. 31, 2013 eFuture Hainan [Member]
Note 14 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, Percent	25.00%	25.00%		15.00%	15.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Operating Loss Carryforwards	$ 100,000	500,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration, Current (in Yuan Renminbi)		200,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration, Year Two (in Yuan Renminbi)		100,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration, Year Three (in Yuan Renminbi)		200,000
Operating Loss Carryforwards, Expiration Period			5 years
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued (in Dollars)	$ 0		$ 0